Annual Total Returns[BarChart] - Consumer Services UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	32.22%	6.52%	34.62%	65.19%	19.07%	6.76%	6.07%	28.24%	(1.12%)	37.98%